Annual Total Returns [BarChart] - Global Real Estate Securities Fund - Global Real Estate Securities Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(7.05%)
Annual Return 2012	27.56%
Annual Return 2013	3.65%
Annual Return 2014	14.75%
Annual Return 2015	0.25%
Annual Return 2016	3.02%
Annual Return 2017	11.80%
Annual Return 2018	(5.72%)
Annual Return 2019	21.64%
Annual Return 2020	(5.18%)